SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.6%			Pharmaceuticals—4.1%
Consumer Discretionary—6.4%			Bristol-Myers
Automobiles—3.5%			Squibb Co.	423,668	$26,669,901
General Motors Co.	1,262,378	$ 42,150,801	Sanofi	236,761	22,834,166
Hotels, Restaurants & Leisure—2.9%					49,504,067
Carnival Corp.	796,182	34,657,803	Industrials—9.4%
Consumer Staples—7.5%			Aerospace & Defense—1.7%
Household Products—2.7%			Textron, Inc.	434,770	19,968,986
Kimberly-Clark			Building Products—1.9%
Corp.	228,104	32,673,617	Johnson Controls
Tobacco—4.8%			International plc	572,731	22,594,238
Philip Morris			Electrical Equipment—4.7%
International, Inc.	686,529	56,775,948	Eaton Corp. plc	337,638	31,896,662
Energy—16.1%			Emerson Electric Co.	338,979	24,281,066
Oil, Gas & Consumable Fuels—16.1%					56,177,728
BP plc	6,475,664	39,026,652	Machinery—1.1%
Chevron Corp.	416,385	44,611,489	Caterpillar, Inc.	100,847	13,246,253
Marathon Oil Corp.	3,443,744	39,155,369	Information Technology—10.8%
Noble Energy, Inc.	1,481,794	29,295,068	Semiconductors & Semiconductor
Suncor Energy, Inc.	1,324,200	40,507,278	Equipment—7.0%
		192,595,856	Intel Corp.	747,742	47,803,146
Financials—32.3%			QUALCOMM, Inc.	422,923	36,079,561
Capital Markets—9.9%					83,882,707
Bank of New York			Software—3.8%
Mellon Corp. (The)	606,590	27,163,100	Microsoft Corp.	266,220	45,318,631
Goldman Sachs
Group, Inc. (The)	169,514	40,301,954	Telecommunication Services—4.8%
Morgan Stanley	958,662	50,099,676	Diversified Telecommunication Services—4.8%
		117,564,730	AT&T, Inc.	1,510,629	56,829,863
			Total Common Stocks
Commercial Banks—17.8%			(Cost $1,046,670,963)		1,164,627,076
Bank of America
Corp.	2,035,189	66,815,255
Citigroup, Inc.	1,541,992	114,739,625	Investment Company—2.2%
Citizens Financial			Invesco Government
Group, Inc.	814,931	30,380,627	& Agency Portfolio,
		211,935,507	Institutional Class,
Insurance—4.6%			1.48%[1] (Cost
American			$26,212,092)	26,212,092	26,212,092
International Group,
Inc.	1,100,106	55,291,328	Total
Health Care—10.3%			Investments,
			at Value (Cost
Health Care Providers & Services—6.2%			$1,072,883,055)	99.8%	1,190,839,168
Anthem, Inc.	137,447	36,461,940	Net Other Assets
CVS Health Corp.	264,828	17,960,635	(Liabilities)	0.2	2,866,385
McKesson Corp.	133,486	19,036,438	Net Assets	100.0%	$1,193,705,553
		73,459,013

1 INVESCO OPPENHEIMER VALUE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments
1. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

2 INVESCO OPPENHEIMER VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$76,808,604	$ —	$ —	$ 76,808,604
Consumer Staples	89,449,565	—	—	89,449,565
Energy	153,569,204	39,026,652	—	192,595,856
Financials	384,791,565	—	—	384,791,565
Health Care	100,128,914	22,834,166	—	122,963,080
Industrials	111,987,205	—	—	111,987,205
Information Technology	129,201,338	—	—	129,201,338
Telecommunication Services	56,829,863	—	—	56,829,863
Investment Company	26,212,092	—	—	26,212,092
Total Assets	$ 1,128,978,350	$ 61,860,818	$ —	$ 1,190,839,168

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

3 INVESCO OPPENHEIMER VALUE FUND